SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSSES FOR RECEIVABLES FROM CUSTOMERS (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Beginning balance	$ 62,263
Allowance for credit losses recognized	5,475	62,263
Ending balance	$ 67,738	$ 62,263